Financial Instruments - Schedule of Level 3 Financial Assets Fair Values (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Xiidra
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value		¥ 72,940
Financial assets associated with contingent consideration arrangements | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the period	¥ 25,446	92,516
Recognition of financial assets associated with contingent consideration arrangements	0	3,318
Changes recognized as finance income (expenses)	(1,043)	3,294
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	(72,940)
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	2,448	(742)
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from sale of intangible assets associated with products	0	0
Acquisition from conversion of convertible notes	0	0
Transfers to investments accounted for using the equity method	0	0
Reclassification to assets held for sale	0	0
As of the end of the period	26,852	25,446
Equity instruments | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the period	52,468	48,237
Recognition of financial assets associated with contingent consideration arrangements	0	0
Changes recognized as finance income (expenses)	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	23,345	8,126
Purchases	7,919	12,559
Sales	(644)	(7,013)
Transfers to Level 1	(23,856)	(9,241)
Acquisition from sale of intangible assets associated with products	5,645	0
Acquisition from conversion of convertible notes	725	0
Transfers to investments accounted for using the equity method	(1,339)	0
Reclassification to assets held for sale	0	(200)
As of the end of the period	¥ 64,263	¥ 52,468